STOCK-BASED COMPENSATION (Details Narrative)					1 Months Ended		12 Months Ended
	Nov. 30, 2025 USD ($)	Nov. 30, 2025 CNY (¥)	Mar. 03, 2024 $ / shares ¥ / shares	Apr. 04, 2023 shares	Aug. 31, 2025 USD ($) $ / shares shares	Aug. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 15, 2025 $ / shares shares
StockBasedCompensationLineItem [Line Items]
Proceeds from exercise of stock acquisition rights	$ 1,916	¥ 300,000					$ 1,915
Stock acquisition rights on common stock	958	150,000
Stock acquisition rights on additional paid-in capital	$ 958	¥ 150,000
Grant date fair value | $ / shares					$ 1.79
Fai value on granted shares					$ 537,000	¥ 8,117,390
Volatility rate					68.00%	68.00%
Risk free interest					3.35%	3.35%
Exercise price per share | $ / shares			$ 0.01
Underwriter Warrant [Member]
StockBasedCompensationLineItem [Line Items]
Warrants to purchase common stock | shares											87,500
Percentage for shares sold for IPO											7.00%
Exercise price per share | $ / shares											$ 5.00
Expiration date											Aug. 14, 2030
IPO [Member]
StockBasedCompensationLineItem [Line Items]
Exercisable, shares | shares					300,000	300,000
HeartCore Enterprises, Inc. [Member]
StockBasedCompensationLineItem [Line Items]
Warrant granted | shares				300,000
Exercise price per share | ¥ / shares			$ 1
Warrant contractual term			10 years
Stock-based compensation							$ 537,000	¥ 78,117,390